Geographic information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues - owned units	$ 38,648,050	$ 56,429,452
Management, incentive and royalty fee revenue	7,336,629	3,691,270
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues - owned units	38,648,050	56,429,452
Management, incentive and royalty fee revenue	4,979,190	3,496,914
Net assets (liabilities)	7,572,058	3,031,053
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues - owned units
Management, incentive and royalty fee revenue	2,357,438	194,356
Net assets (liabilities)	$ 654,579	$ (542,306)